Retirement Plans (Funding Of Defined Benefit Pension Plans And Postretirement Benefit Plans) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Defined Benefit Plans [Member]
Defined benefit pension plans and postretirement benefit plans funding	$ 12.9	$ 0.4	$ 0.5
Postretirement Benefit Plan [Member]
Defined benefit pension plans and postretirement benefit plans funding	$ 0.3	$ 0.6	$ 1.2